Summary of Accounting Principles (Details) € in Millions, $ in Millions	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Accounting Policies [Abstract]
Restricted Cash And Cash Equivalents	$ 32		$ 45	$ 255
Unbilled Contracts Receivable	2,786		2,318
Contract Receivable Retainage	106		141
Excess Of Replacement Or Current Costs Over Stated LIFO Value	114		127
Hedging Liabilities, Noncurrent | €		€ 2,950
Hedging Liabilities, Current | €		€ 500
Commercial Aerospace [Member]
Accounting Policies [Abstract]
Unbilled Contracts Receivable	$ 1,169		$ 1,091